COMMITMENTS AND CONTINGENCIES (Details) $ in Millions		1 Months Ended			3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Jan. 01, 2025 USD ($)	Aug. 05, 2025 USD ($)	Jul. 31, 2024 USD ($)	Dec. 31, 2021 USD ($)	Jun. 30, 2025 USD ($) company	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($) company	Jun. 30, 2024 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2028 USD ($)	Dec. 31, 2027 USD ($)	Dec. 31, 2026 USD ($)	Dec. 31, 2024 USD ($) contract company	Dec. 31, 2023 USD ($) contract company
Other Commitments [Line Items]
Number of VIE portfolio companies | company					7,000		7,000						7,000
Unfunded commitments to VIEs					$ 65.4		$ 65.4						$ 69.0
Legal provision accrued					$ 148.0		$ 148.0						$ 182.0
Discount rate for legal provision					4.30%		4.30%						4.30%
Undiscounted amount of the settlement					$ 160.0		$ 160.0
LPA maximum tax distribution percentage													25.00%
Distributions					30.4	$ 9.0	39.9	$ 45.7
Contributions to subsidiaries related to crypto asset activities			$ 20.0	$ 523.0			$ 578.1
Percentage of capital gains to be recognized							90.00%
Forecast
Other Commitments [Line Items]
Payments for legal settlement									$ 40.0	$ 60.0	$ 60.0	$ 40.0
Indemnifications
Other Commitments [Line Items]
Loss contingency accrual					0.0		$ 0.0						$ 0.0
Credit Facility Funding and Delayed Trading Settlements
Other Commitments [Line Items]
Other commitments					80.0		80.0						60.0
Amounts funded for other commitments					60.0		60.0						39.9
Facility Construction Improvements
Other Commitments [Line Items]
Other commitments					$ 478.2		$ 478.2						$ 9.1
Subsequent Event
Other Commitments [Line Items]
Amount funded to VIEs		$ 4.1
Galaxy Digital Holdings, LP
Other Commitments [Line Items]
Number of sublease contracts | contract													3	3
Number of VIE portfolio companies | company													7	7
Unfunded commitments to VIEs													$ 69.0	$ 61.0
Legal provision accrued													$ 182.0
Discount rate for legal provision													4.30%
Undiscounted amount of the settlement													$ 200.0
Distributions													$ 55.3	22.4
Contributions to subsidiaries related to crypto asset activities			$ 20.0	$ 523.0
Percentage of capital gains to be recognized													90.00%
Galaxy Digital Holdings, LP | Forecast
Other Commitments [Line Items]
Payments for legal settlement									$ 40.0	$ 60.0	$ 60.0	$ 40.0
Galaxy Digital Holdings, LP | Indemnifications
Other Commitments [Line Items]
Loss contingency accrual													$ 0.0	0.0
Galaxy Digital Holdings, LP | Credit Facility Funding and Delayed Trading Settlements
Other Commitments [Line Items]
Other commitments													60.0	20.0
Amounts funded for other commitments													39.9	$ 0.0
Galaxy Digital Holdings, LP | Facility Construction Improvements
Other Commitments [Line Items]
Other commitments													$ 9.1
Galaxy Digital Holdings, LP | Subsequent Event
Other Commitments [Line Items]
Amount funded to VIEs	$ 2.5